Exhibit 99.4

Rebuttal Findings 08.05.2026

Seller:

Deal ID:

Total Loan Count: 1078

Loans by Grade in Population
Loan Grade	Count	Percentage
1	845	78.39%
2	127	11.78%
3	106	9.83%

Trade Summary
Loan Status	Count	Percentage
Review Complete	948	87.94%
In Rebuttal	130	12.06%

				Finding Status				Final Finding Grade
Initial Findings Grade	Count	Rebuttal Received	Responses Given	Open	Resolved	UpHeld	Void	3	4	2	1
3	241	222	222	111	130	0	0	111	0	109	21
2	25	0	0	25	0	0	0	0	0	25	0
1	2969	0	0	2969	0	0	0	0	0	0	2969

		Initial Finding Grade			Final Finding Grade
Exceptions	Count	3	4	2	3	4	2
Compliance	49	33	0	16	20	0	16
Security Instrument – Incomplete	26	15	0	11	9	0	11
Security Instrument – Inaccurate	7	7	0	0	4	0	0
HOC – Inaccurate	5	0	0	5	0	0	5
Security Instrument – Name Discrepancy	4	4	0	0	2	0	0
Note – Missing Signature	2	2	0	0	1	0	0
Rescission Test	2	2	0	0	2	0	0
Security Instrument – Trust Missing	1	1	0	0	0	0	0
Security Instrument – Signature Discrepancy	1	1	0	0	1	0	0
Security Instrument – Missing Signature	1	1	0	0	1	0	0
Credit	10	8	0	2	0	0	2
DTI – Exceeds Guidelines – originator (not pcqc eligible)	8	8	0	0	0	0	0
Income Variance	2	0	0	2	0	0	2
Valuation	207	200	0	7	91	0	116
Appraisal – Value is not supported within a 10% variance	200	200	0	0	91	0	109
Appraisal – Value is supported within 10% of original appraisal amount	7	0	0	7	0	0	7

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Run: 8/5/2026 5:21:52 PM

Report: /Digital Risk Transaction Management/Due Diligence/Standard Due Diligence Reports/Digital HELOC Rebuttal Findings Report